Operating segment information (Details Textual) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Funding Cost	¥ 1,140.0	¥ 187.2
Leasing Revenue	3,030.0	863.7
Advertising and subscription business [Member]
Depreciation, Depletion and Amortization	58.5	52.3	¥ 69.4
Transaction services business [Member]
Depreciation, Depletion and Amortization	788.7	619.3	745.0
Digital marketing solutions [Member]
Depreciation, Depletion and Amortization	¥ 26.7	¥ 8.3	¥ 6.1